Acquisitions (Pro Forma Information Of Aggregated Individually Material Acquirees Acquired in 2014) (Details) (Aggregated individually material acquirees acquired in 2014 [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified
12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Aggregated individually material acquirees acquired in 2014 [Member]
Business Acquisition [Line Items]
Pro forma revenue	$ 1,415,532	$ 841,573
Pro forma net income (loss)	$ 212,558	$ 106,846
Pro forma earnings (loss) per ordinary share-basic	$ 1.15	$ 0.59
Pro forma earnings (loss) per ordinary share-diluted	$ 1.08	$ 0.55